Collateralized Transactions - Contractual Maturity (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending arrangements	$ 1,525,721	$ 1,810,748
Repurchase agreements	16,019,400	15,159,273
Obligation to Return Securities Received as Collateral, at Fair Value	7,289	7,517
Total	17,552,410	16,977,538
Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending arrangements	595,628	636,256
Repurchase agreements	6,551,934	5,510,476
Obligation to Return Securities Received as Collateral, at Fair Value	7,289	7,517
Total	7,154,851	6,154,249
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending arrangements	1,318	59,735
Repurchase agreements	1,798,716	1,747,526
Obligation to Return Securities Received as Collateral, at Fair Value	0	0
Total	1,800,034	1,807,261
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending arrangements	539,623	459,455
Repurchase agreements	4,361,993	5,019,885
Obligation to Return Securities Received as Collateral, at Fair Value	0	0
Total	4,901,616	5,479,340
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending arrangements	389,152	655,302
Repurchase agreements	3,306,757	2,881,386
Obligation to Return Securities Received as Collateral, at Fair Value	0	0
Total	$ 3,695,909	$ 3,536,688